Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,734	$ 3,463
Less accumulated depreciation	(2,563)	(1,828)
Property and equipment, net	1,171	1,635
Production machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,751	1,751
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	712	727
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	749	670
Demo fleet systems [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	263	263
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	64	28
Computers and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 195	$ 24